Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets

Intangibles consisted of the following at December 31, 2025 and December 31, 2024, respectively:

Type	December 31, 2025	December 31, 2024	Estimated Useful Lives (Years)
Tradenames/trademarks	$59,254	$59,254	15
Customer relationships	1,076,401	1,082,813	5 to 15
Knowhow	26,502	43,600	5 to 15
Websites and apps	31,387	43,600	3 to 5
Less: accumulated amortization	(1,165,501)	(1,125,717)
Intangibles – net	$28,043	$103,550